UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-4670

DWS Global/International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31/07

Date of reporting period: 07/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2007 (Unaudited)

DWS Emerging Markets Fixed Income Fund

		Principal Amount ($) (a)	Value ($)

Bonds 88.7%
Argentina 10.3%
Banco Hipotecario SA, Series REG S, 9.75%, 4/27/2016		3,900,000	3,744,000
Central Bank of Argentina, 2.0%, 2/4/2018	ARS	5,400,000	2,361,712
Republic of Argentina:
Zero Coupon, 7/22/2003 *	EUR	750,000	324,149
Series MAY, 7.0%, 3/18/2004 *	EUR	130,000	58,694
Series X, 7.0%, 4/17/2017		14,600,000	11,935,500
8.0%, 10/30/2009 *	EUR	511,292	116,240
Series BGLO, 8.375%, 12/20/2003 *		3,000,000	1,052,700
Series REG S, 9.0%, 5/24/2005 *	EUR	520,000	232,498
9.0%, 5/26/2009 *	EUR	2,800,000	1,251,146

Series E, 9.25%, 7/20/2004 *	EUR	3,000,000	1,333,946
9.75%, 11/26/2003 *	EUR	850,000	371,555
10.0%, 12/7/2004 *	EUR	2,000,000	885,877
Series BGL4, 11.0%, 10/9/2006 *		500,000	181,500
Series 2018, 12.25%, 6/19/2018 *		2,292,300	825,228
12.375%, 2/21/2012 *		1,900,000	694,640

(Cost $26,216,993)			25,369,385
Brazil 14.4%
Federative Republic of Brazil:
7.125%, 1/20/2037 (b)		7,700,000	8,111,950
8.25%, 1/20/2034 (b)		10,800,000	12,879,000
ISA Capital do Brasil SA, Series REG S, 8.8%, 1/30/2017		2,000,000	2,050,000
Nota Do Tesouro Nacional, 10.0%, 1/1/2017	BRL	24,800,000	12,301,896

(Cost $35,465,576)			35,342,846
Cayman Islands 1.5%
Parkson Retail Group Ltd.:
7.125%, 5/30/2012		670,000	648,895
7.875%, 11/14/2011		3,100,000	3,131,000

(Cost $3,818,078)			3,779,895
Colombia 4.9%
Republic of Colombia:
7.375%, 9/18/2037		10,400,000	11,076,000
11.75%, 3/1/2010	COP	1,802,000,000	968,713

(Cost $12,250,178)			12,044,713
Dominican Republic 1.1%
Cerveceria Nacional Dominicana, Series REG S, 16.0%, 3/27/2012 (Cost $2,338,309)		2,300,000	2,656,500
Ecuador 1.0%
Republic of Ecuador:
Series REG S, 9.375%, 12/15/2015		2,050,000	1,814,250
Series REG S, 10.0%, 8/15/2030		800,000	674,000

(Cost $2,505,286)			2,488,250

Egypt 0.9%
Republic of Egypt:
9.1%, 7/12/2010	EGP	10,700,000	1,900,972
9.35%, 8/16/2010	EGP	2,300,000	411,324

(Cost $2,301,099)			2,312,296
Indonesia 4.7%
Government of Indonesia:
Series FR-43, 10.25%, 7/15/2022	IDR	63,740,000,000	7,102,951
Series FR-23, 11.0%, 12/15/2012	IDR	4,400,000,000	519,341
Series FR-26, 11.0%, 10/15/2014	IDR	17,930,000,000	2,144,877
Series FR-33, 12.5%, 3/15/2013	IDR	14,200,000,000	1,781,009

(Cost $11,402,137)			11,548,178
Mexico 3.9%
Mexican Bonds:
Series M-20, 8.0%, 12/7/2023	MXN	37,700,000	3,525,148
Series M, 9.0%, 12/22/2011	MXN	52,500,000	5,016,119
Series MI-10, 9.5%, 12/18/2014	MXN	10,400,000	1,040,833
Series M-20, 10.0%, 12/5/2024	MXN	500,000	55,477

(Cost $9,664,619)			9,637,577
Netherlands 5.2%
GTB Finance BV, 8.5%, 1/29/2012		3,900,000	3,792,750
Intergas Finance BV, Series REG S, 6.375%, 5/14/2017		4,000,000	3,807,960
Majapahit Holding BV:
Series REG S, 7.25%, 6/28/2017		1,300,000	1,281,514
Series REG S, 7.875%, 6/29/2037		3,900,000	3,906,903

(Cost $12,944,169)			12,789,127
Pakistan 3.7%
Republic of Pakistan, Series REG S, 6.875%, 6/1/2017 (Cost $10,375,717)		10,600,000	9,010,000
Peru 7.5%
Republic of Peru:
6.55%, 3/14/2037		7,400,000	7,270,500
Series REG S, 6.9%, 8/12/2037	PEN	5,300,000	1,683,520
8.2%, 8/12/2026	PEN	26,000,000	9,551,843

(Cost $19,624,891)			18,505,863
Philippines 1.5%
Bangko Sentral Ng Pilipinas, Series A, 8.6%, 6/15/2027 (Cost $3,612,912)		3,350,000	3,764,562
Russia 1.4%
Red Arrow International Leasing, "A", 8.375%, 6/30/2012 (Cost $3,162,721)	RUB	84,546,783	3,414,411
Serbia 2.6%
Republic of Serbia, Series REG S, Step-up Coupon, 3.75% to 11/1/2009, 6.75% to 11/1/2024 (Cost $6,630,187)		7,000,000	6,440,000
Turkey 12.3%
Republic of Turkey:
6.875%, 3/17/2036		7,200,000	6,696,000
8.0%, 2/14/2034 (b)		10,700,000	11,368,750
Series CPI, 10.0%, 2/15/2012	TRY	8,100,000	7,050,290
16.0%, 3/7/2012	TRY	6,500,000	5,008,839
20.0%, 10/17/2007	TRY	51	40

(Cost $29,715,422)			30,123,919
Ukraine 3.9%
Government of Ukraine:

Series REG S, 6.385%, 6/26/2012		5,100,000	5,061,750
Series REG S, 6.58%, 11/21/2016		500,000	480,000
Series REG S, 7.65%, 6/11/2013 (b)		3,800,000	3,964,844

(Cost $9,443,750)			9,506,594
Uruguay 1.0%
Republic of Uruguay, 7.625%, 3/21/2036 (Cost $2,161,597)		2,260,000	2,406,900
Venezuela 6.9%
Republic of Venezuela:
7.65%, 4/21/2025		5,600,000	5,096,000
9.25%, 9/15/2027		11,400,000	11,970,000

(Cost $17,609,122)			17,066,000

Total Bonds (Cost $221,242,763)			218,207,016
Loan Participations 8.8%
Russia 7.1%
Alfa Bank, 8.635%, 2/22/2017		3,800,000	3,698,160
Gazprom, Series REG S, 8.625%, 4/28/2034		4,000,000	4,898,480
Gazprombank, 7.25%, 2/22/2010	RUB	38,800,000	1,546,446
Russian Standard Finance SA, Step-up Coupon, 8.875% to 12/16/2010, 10.375% to 12/16/2015		3,960,000	3,807,738
Vimpelcom, Series REG S, 8.25%, 5/23/2016		3,500,000	3,543,750

(Cost $18,118,513)			17,494,574
Ukraine 1.7%
Alfa Bank-Ukraine, Series 2006-02, 9.75%, 12/22/2009		2,200,000	2,205,500
Export-Import Bank of Ukraine, 7.65%, 9/7/2011		2,000,000	1,987,376

(Cost $4,240,175)			4,192,876

Total Loan Participations (Cost $22,358,688)			21,687,450
		Shares	Value ($)

Securities Lending Collateral 13.6%
Daily Assets Fund Institutional, 5.36% (c) (d) (Cost $33,329,756)		33,329,756	33,329,756
Cash Equivalents 0.0%
Cash Management QP Trust, 5.35% (c) (Cost $31,801)		31,801	31,801
		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $276,963,008)		111.1	273,256,023
Other Assets and Liabilities, Net		(11.1)	(27,364,438)

Net Assets		100.0	245,891,585

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or the interest or has filed for the bankruptcy. The following table represents bonds that are in default:

			Maturity			Acquisition
	Securities	Coupon	Date	Principal Amount		Cost ($)	Value ($)
	Republic of Argentina:	Zero Coupon	7/22/2003	750,000	EUR	287,140	324,149
		7.0%	3/18/2004	130,000	EUR	48,882	58,694
		8.0%	10/30/2009	511,292	EUR	194,841	116,240

	8.375%	12/20/2003	3,000,000	USD	917,400	1,052,700
	9.0%	5/24/2005	520,000	EUR	195,329	232,498
	9.0%	5/26/2009	2,800,000	EUR	1,044,405	1,251,146
	9.25%	7/20/2004	3,000,000	EUR	1,131,461	1,333,946
	9.75%	11/26/2003	850,000	EUR	322,360	371,555
	10.0%	12/7/2004	2,000,000	EUR	757,289	885,877
	11.0%	10/9/2006	500,000	USD	156,300	181,500
	12.25%	6/19/2018	2,292,300	USD	748,436	825,228
	12.375%	2/21/2012	1,900,000	USD	714,572	694,640
					6,518,415	7,328,173
(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2007 amounted to $30,038,315 which is 12.2% of net assets.
(c)	Affiliated fund managed by Deutsche Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending.

As of July 31, 2007, the Fund had the following open forward foreign currency exchange contracts:

				Settlement	Unrealized
Contracts to Deliver		In Exchange For		Date	Appreciation ($)
EUR	2,709,000	USD	3,742,511	10/24/2007	26,581
IDR	27,100,000,000	USD	2,947,895	10/24/2007	19,653
MXN	52,890,000	USD	4,883,476	10/24/2007	91,982
TRY	13,621,000	USD	10,608,255	10/24/2007	298,017
USD	5,247,174	CNY	39,220,000	10/24/2007	13,189
Total unrealized appreciation					449,422

				Settlement	Unrealized
Contracts to Deliver		In Exchange For		Date	Depreciation ($)
BRL	5,778,000	USD	2,934,485	10/24/2007	(93,262)
BRL	15,582,000	USD	8,107,180	10/24/2007	(57,989)
USD	2,032,885	UAH	10,200,000	10/24/2007	(3,863)
Total unrealized depreciation					(155,114)

Currency Abbreviations
ARS	Argentine Peso	MXN	Mexican Peso
BRL	Brazilian Real	PEN	Peruvian Nouveau Sol
CNY	Yuan Renminbi	RUB	Russian Ruble
COP	Colombian Peso	TRY	Turkish Lira
EGP	Egyptian Pound	UAH	Ukraine Hryvna
EUR	Euro	USD	United States Dollar
IDR	Indonesian Rupiah

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Emerging Markets Fixed Income Fund, a series of DWS Global/International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Emerging Markets Fixed Income Fund, a series of DWS Global/International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 14, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        September 14, 2007